Other Receivables (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Other Receivables [Abstract]
Rent deposit	$ 332
Receivable from sale of equipment		6,819,050
Other receivables	$ 332	$ 6,819,050